History And Organization of The Group - Additional Information (Detail) - $ / shares	Mar. 21, 2024	Dec. 31, 2024	Apr. 07, 2024	Dec. 31, 2023	Oct. 12, 2023	Apr. 14, 2023	Apr. 07, 2023	Dec. 31, 2022	Oct. 13, 2022	Apr. 08, 2022	Dec. 31, 2021	Sep. 30, 2020
History and reorganisation of the group [line items]
Common stock shares outstanding			1,146,108,643		1,146,282,721		1,146,108,643		1,145,926,797	1,144,226,418	1,203,505,757
Promissory notes issued rate of interest												6.00%
Common stock shares issued											1,203,505,757
no of shares commenced trading						100
Dividend per share declared	$ 1.21
Dividend per ADS declared	$ 2.42
Percentage of ownership interest held after control	56.82%
Percentage of ownership interest held before control	41.40%
Share pledge agreement [member]
History and reorganisation of the group [line items]
Percentage of equity interest pledged		100.00%		100.00%				100.00%
OPCO [member]
History and reorganisation of the group [line items]
Percentage of legal beneficial interest owned by each onshore shareholder		100.00%		100.00%				100.00%
Class C ordinary share [member] | Promissory notes and automatically convertible promissory notes [member]
History and reorganisation of the group [line items]
Promissory notes convertible into equivalent number of shares												38,493,660
Promissory notes issued rate of interest												6.00%